Document And Entity Information	Jul. 09, 2024
Document Information [Line Items]
Entity, Registrant Name	US ENERGY CORP
Document, Type	8-K/A
Document, Period End Date	Jul. 09, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-06814
Entity, Tax Identification Number	83-0205516
Entity, Address, Address Line One	1616 S. Voss, Suite 725
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77057
City Area Code	303
Local Phone Number	993-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	USEG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	U.S. Energy Corp. (the “Company”, “we” and “us”) previously filed a Current Report on Form 8‑K with the Securities and Exchange Commission on July 9, 2024 (the “Initial Report”) disclosing among other things, the entry on July 9, 2024, into a Purchase and Sale Agreement between New Horizon Resources LLC, a wholly-owned subsidiary of the Company, as seller, and Warwick-Artemis, LLC, as purchaser (the “Purchase Agreement”). At the time of filing the Initial Report the Company was still in the process of edgarizing the Purchase Agreement and exhibits thereto and the Initial Report disclosed that the Company would file a copy of the Purchase Agreement in an amendment to the Initial Report. This Amendment No. 1 to the Initial Report is being filed solely to include, as an exhibit hereto, a copy of the Purchase Agreement. Except for this Explanatory Note and the inclusion of the Purchase Agreement as an exhibit to this Amendment No. 1 to the Initial Report in Item 9.01, below, there are no changes to the Initial Report, as amended by this Amendment No. 1, and this Amendment No. 1 should be read in connection with the Initial Report. The description of the Purchase Agreement included in the Initial Report under Item 1.01 is qualified in its entirety by the terms of the Purchase Agreement, a copy of which is attached hereto.
Amendment Flag	true
Entity, Central Index Key	0000101594